Income Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX AND DEFERRED TAXES
Components of Income Tax Expense Benefit

The following are the components of income tax recorded in the consolidated statements of comprehensive income for the years 2022, 2021 and 2020:

	2022	2021	2020
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
(Expense) / Current income tax	(394,133,842)	28,269,648	(155,196,656)
Adjustments to current tax from the previous period	(2,021,133)	(773,163)	3,694,656
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges)	39,826,484	(109,882,227)	72,354,119
Other current tax benefit / (expense)	—	—	(98,646)
Current tax expense, net	(356,328,491)	(82,385,742)	(79,246,527)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(113,368,389)	67,247,084	160,551,634
Total deferred tax benefit / (expense)	(113,368,389)	67,247,084	160,551,634
Income tax (expense) / income	(469,696,880)	(15,138,658)	81,305,107

Summary of Reconciliation of Tax Expense

The following table shows the reconciliation of the tax rate as of December 31, 2022, 2021 and 2020:

		2022		2021		2020
Reconciliation of Tax Expense	Tax Rate	ThCh$	Tax Rate	ThCh$	Tax Rate	ThCh$
Accounting income before tax		1,778,680,669		115,848,792		(133,691,942)
Total tax income (expense) using statutory rate	(27.00)%	(480,243,781)	(27.00)%	(31,279,174)	27.00%	36,096,825
Tax effect of rates applied in other countries	0.00%	23,800	0.08%	96,520	0.04%	55,915
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	1.28%	22,736,630	2.53%	2,931,159	31.79%	42,501,879
Tax effect of non-deductible expenses for determining taxable profit (loss)	(3.20)%	(56,916,018)	(10.49)%	(12,156,154)	(7.32)%	(9,790,603)
Tax effect of adjustments to income taxes in previous periods	(0.11)%	(2,021,133)	(0.67)%	(773,163)	2.76%	3,694,656
Price level restatement for tax purposes (investments and equity)	2.63%	46,723,622	22.48%	26,042,154	6.54%	8,746,435
Total adjustments to tax expense using statutory rate	0.59%	10,546,901	13.93%	16,140,516	33.82%	45,208,282
Income tax benefit (expense)	(26.41)%	(469,696,880)	(13.07)%	(15,138,658)	60.82%	81,305,107

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origin of and changes in deferred tax assets and liabilities as of December 31, 2022 and 2021, are as follows:

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets/(Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations	29,734,809	(322,504,008)	79,595,812	(297,814,005)
Obligations for post-employment benefits	6,558,077	(226,762)	6,221,900	(65,201)
Tax loss	86,090,908	—	116,355,816	—
Provisions	105,031,784	(53,064)	104,211,997	—
Decommissioning Provision	51,516,840	—	50,001,807	—
Provision for Civil Contingencies	2,080,890	—	1,946,340	—
Provision for doubtful trade accounts	4,067,205	—	9,362,865	—
Provision of Human Resources accounts	11,372,224	—	11,902,160	—
Other Provisions	35,994,625	(53,064)	30,998,825	—
Other Deferred Taxes	54,518,180	(92,288,789)	19,147,266	(45,369,799)
Activation of expenses for issuance of financial debt	—	(19,635,737)	—	(11,282,929)
Gain from bargain purchase for tax purposes	—	(8,896,416)	—	(10,177,907)
Price-level Adjustment - Argentina	—	(11,526,750)	—	(2,160,549)
Other Deferred Taxes	54,518,180	(52,229,886)	19,147,266	(21,748,414)
Deferred tax Assets/(Liabilities) before compensation	281,933,758	(415,072,623)	325,532,791	(343,249,005)
Compensation deferred taxes Assets/Liabilities	(216,056,129)	216,056,129	(145,832,055)	145,832,055
Deferred tax Assets/(Liabilities) after compensation	65,877,629	(199,016,494)	179,700,736	(197,416,950)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2022	Recognized in profit or loss	Recognized in others in comprehensive income	Transfers to groups held for sale (i)	Foreign currency translation difference	Other increases (decreases)		Net balance as of December 31, 2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$
Depreciations	(218,218,193)	(97,270,017)	—	16,843,366	5,875,645	—		(292,769,199)
Obligations for post-employment benefits	6,156,699	(1,915,754)	1,972,561	119,179	(1,370)	—		6,331,315
Tax loss	116,355,816	(30,585,545)	—	—	320,637	—		86,090,908
Provisions	104,211,997	5,047,821	—	(439,765)	236,460	(4,077,793)		104,978,720
Decommissioning Provision	50,001,807	1,524,224	—	(3,556)	(5,635)	—		51,516,840
Provision for Civil Contingencies	1,946,340	134,550	—	—	—	—		2,080,890
Provision for doubtful trade accounts	9,362,865	(916,770)	—	(301,077)	(20)	(4,077,793)	(ii)	4,067,205
Provision of Human Resources accounts	11,902,160	(455,741)	—	(135,132)	60,937	—		11,372,224
Other Provisions	30,998,825	4,761,558	—	—	181,178	—		35,941,561
Other Deferred Taxes	(26,222,533)	(491,425)	1	—	(1,088,372)	(9,968,280)		(37,770,609)
Capitalization of expenses for issuance of financial debt	(11,282,929)	(8,352,808)	—	—	—	—		(19,635,737)
Gain from bargain purchase for tax purposes	(10,177,907)	1,314,278	—	—	(32,787)	—		(8,896,416)
Price-level adjustment - Argentina	(2,160,549)	1,325,126	—	—	(1,055,585)	(9,635,742)		(11,526,750)
Other Deferred Taxes	(2,601,148)	5,221,979	1	—	—	(332,538)		2,288,294
Deferred tax Assets/(Liabilities)	(17,716,214)	(125,214,920)	1,972,562	16,522,780	5,343,000	(14,046,073)		(133,138,865)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2021	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations	(194,623,383)	13,724,680	—	(37,319,490)	—	(218,218,193)
Obligations for post-employment benefits	9,575,177	(48,778)	(3,387,932)	18,232	—	6,156,699
Tax loss	46,518,690	52,345,977	—	17,491,149	—	116,355,816
Provisions	91,579,562	12,215,102	—	417,333	—	104,211,997
Decommissioning Provision	51,513,634	(2,132,573)	—	620,746	—	50,001,807
Provision for Civil Contingencies	3,991,087	(2,044,747)	—	—	—	1,946,340
Provision for doubtful trade accounts	12,544,171	(3,189,704)	—	8,398	—	9,362,865
Provision of Human Resources accounts	8,605,410	3,067,041	—	229,709	—	11,902,160
Other Provisions	14,925,260	16,515,085	—	(441,520)	—	30,998,825
Other Deferred Taxes	(13,093,663)	(10,989,897)	(8)	(709,383)	(1,429,582)	(26,222,533)
Capitalization of expenses for issuance of financial debt	(10,691,535)	(591,394)	—	—	—	(11,282,929)
Gain from bargain purchase for tax purposes	—	(3,145,494)	—	(404,762)	(6,627,651)	(10,177,907)
Price-level adjustment - Argentina	(1,015,095)	284,128	—	—	(1,429,582)	(2,160,549)
Other Deferred Taxes	(1,387,033)	(7,537,137)	(8)	(304,621)	6,627,651	(2,601,148)
Deferred tax Assets/(Liabilities)	(60,043,617)	67,247,084	(3,387,940)	(20,102,159)	(1,429,582)	(17,716,214)

Effects of Deferred Tax on Components of Other Comprehensive Income

	2022			2021			2020
Deferred Income Tax Effects on the Components of Other Comprehensive Income	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with movements in other comprehensive income	(2)	1	(1)	31	(8)	23	(9,125)	2,464	(6,661)
Cash flow hedge	147,505,497	(39,826,484)	107,679,013	(406,971,212)	109,882,227	(297,088,985)	267,540,328	(72,741,119)	194,799,209
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	1,043,185	—	1,043,185	359,797	—	359,797	18,982	—	18,982
Foreign currency translation	18,994,934	—	18,994,934	197,099,813	—	197,099,813	(69,218,245)	—	(69,218,245)
Actuarial gains(losses) on defined-benefit pension plans	(7,304,757)	1,972,561	(5,332,196)	12,547,898	(3,387,932)	9,159,966	(8,545,834)	2,308,510	(6,237,324)
Income tax related to components of other income and expenses with a charge or credit in equity	160,238,857	(37,853,922)	122,384,935	(196,963,673)	106,494,287	(90,469,386)	189,786,106	(70,430,145)	119,355,961

Movements in Deferred Taxes for Components of Other Comprehensive Income

The following table shows the reconciliation of deferred tax movements between balance sheet and income taxes in other comprehensive income as of December 31, 2022, 2021 and 2020:

	For the years ended December 31,
	2022	2021	2020
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	1,972,562	(3,387,940)	1,923,974
Income tax of movements in cash flow hedge transactions	(39,826,484)	109,882,227	(72,354,119)
Total income tax relating to components of other comprehensive income	(37,853,922)	106,494,287	(70,430,145)